Earnings Per Share (Basic and Diluted)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings Per Share (Basic and Diluted)

24. EARNINGS PER SHARE (BASIC AND DILUTED)

For the year ended December 31,		2017		2016
	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings (1)	$120,991			$100,085
Basic EPS	$120,991	153,070	$0.79	$100,085	152,118	$0.66
Effect of Dilutive Securities:
Stock Options	—	283		—	386
Diluted EPS	$120,991	153,353	$0.79	$100,085	152,504	$0.66

(1)	Net earnings attributable to equity holders of the Company.

Potentially dilutive securities excluded in the diluted earnings per share calculation for the year ended December 31, 2017 were 279,943 out-of-the-money options (2016 – 418,151).